Changes in Valuation Allowances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 7,619		¥ 6,796		¥ 7,687
Charged to Costs or Expenses	5,198		7,443		5,737
Charged (Credited) to Other Accounts	(9)	[1]	(375)	[1]	(69)	[1]
Charge-offs	(5,715)		(6,245)		(6,559)
Balance at End of Year	7,093		7,619		6,796
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	5,214		4,541		5,532
Charged to Costs or Expenses	858		1,507		826
Charged (Credited) to Other Accounts	42	[1]	(30)	[1]	31	[1]
Charge-offs	(1,163)		(804)		(1,848)
Balance at End of Year	4,951		5,214		4,541
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,405		2,255		2,155
Charged to Costs or Expenses	4,340		5,936		4,911
Charged (Credited) to Other Accounts	(51)	[1]	(345)	[1]	(100)	[1]
Charge-offs	(4,552)		(5,441)		(4,711)
Balance at End of Year	¥ 2,142		¥ 2,405		¥ 2,255

[1]	Foreign currency translation adjustments and the increase by business combination.